Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 91.3%
Affiliated Mutual Funds
Domestic Equity — 23.4%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	41,574	$464,802
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	305,036	5,347,279
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	51,944	471,137
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	171,809	2,704,267
		8,987,485
Fixed Income — 55.2%
PGIM Core Conservative Bond Fund (Class R6)	597,673	4,817,246
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	320,290	2,299,679
PGIM TIPS Fund (Class R6)	1,000,770	8,086,219
PGIM Total Return Bond Fund (Class R6)	534,634	5,966,519
		21,169,663
International Equity — 12.7%
PGIM Global Real Estate Fund (Class R6)	143,719	2,329,686
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	210,677	2,555,510
		4,885,196

Total Long-Term Investments (cost $35,705,100)		35,042,344

Short-Term Investment 8.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,316,173)	3,316,173	3,316,173

TOTAL INVESTMENTS 100.0% (cost $39,021,273)(wa)		38,358,517
Other assets in excess of liabilities 0.0%		6,091

Net Assets 100.0%		$38,364,608

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds